UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX	75206
(Address of principal executive offices)	(Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value (12)
	CONVERTIBLE BONDS – 6.93% (6)
	Business Services – 2.72%
$569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (11)	$569,000	$284,500

	Crude Petroleum & Natural Gas – 1.43%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity	1,000,000	150,000
	November 5, 2012

	Semiconductors – 2.77%
$966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011	966,666	290,000

	Total Unaffiliated Convertible Bonds	$2,535,666	$724,500

	OTHER SECURITIES – 8.13% (6)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Services – 8.13%
277,778	AnchorFree, Inc. Series A Convertible Preferred (1)	500,000	850,001

	Total Unaffiliated Convertible Preferred Equities	$500,000	$850,001

	COMMON EQUITIES – 46.87% (3) (6)
	Advertising – 1.60%
100,000	SearchMedia Holdings Ltd. (3) (5)	780,994	167,000

	Biological Products – 0.51%
1,335,714	Hemobiotech (3)	1,360,117	53,428

	Business Services, NEC – 2.37%
476,667	Global Axcess Corporation (3)	630,833	247,866

	Business Services – 4.81%
51,300	Points International, Ltd. (3) (5)	280,440	503,253

	Canned, Frozen & Preserved Fruit, Veg & Food Specailties – 0.87%
49,650	SkyPeople Fruit Juice Inc. New (3) (5)	148,950	90,859

	Converted Paper & Paperboard Products – 0.08%
3,016	Orient Paper Inc. (3)	0	8,234

	Crude Petroleum & Natural Gas – 0.12%
808,445	PetroHunter Energy Corporation (3)	101,056	12,127

	Detective, Guard and Armored Car Services – 3.34%
2,687,500	Murdoch Security & Investigations, Inc. (1) (3)	1,250,000	349,375

	Electronic Components & Accessories – 4.07%
200,000	COGO Group, Inc. (3) (5)	836,019	426,000

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value (12)
	COMMON EQUITIES (continued)
	Electronic Industrial Apparatus – 1.47%
26,250	Hollysys Automation Technologies Ltd (3) (5)	$226,238	$153,300

	Home Health Care Services – 11.28%
500,000	PHC, Inc. (3) (5)	510,000	1,180,000

	Household Audio & Video Equipment – 2.87%
166,667	Aurasound, Inc. (3)	1,000,000	300,001

	Surgical & Medical Instruments & Apparatus – 11.24%
402,500	Bovie Medical Corporation (3) (5)	757,377	1,175,300

	Wholesale – Electronic Parts & Equipment – 2.25%
428,647	SinoHub, Inc. (3) (5)	1,038,180	235,756

	Total Unaffiliated Common Equities	$8,920,204	$4,902,499

	MISCELLANEOUS SECURITIES – 2.07% (3) (6)
	Household Audio & Video Equipment – 2.07%
166,667	Aurasound Inc. warrant to buy (2) (3) (7)	0	216,667

	Total Unaffiliated Miscellaneous Securities	$0	$216,667

	TOTAL UNAFFILIATED INVESTMENTS	$11,955,870	$6,693,667

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$1,910,0128
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(7,172,2148)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$(5,262,2020)
Aggregate Cost of All Unaffiliated Securities for Income Tax Purposes	$11,955,8701

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2011 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value (12)
	OTHER SECURITIES – 8.59% (2)(3)(6)
	CONVERTIBLE PREFERRED EQUITIES
	Non-Operating Establishments – 0.01%
3,750	Integrated Security Systems, Inc. Preferred D (2) (3) (10)	$75,000	$1,078

	Semiconductor & Related Devices – 8.58%
625	Plures Technologies, Inc., (Formerly CMSF Corp.) (2) (4)	500,000	897,167

	Total Affiliated Other Securities	$575,000	$898,245

	COMMON EQUITIES – 24.60% (2) (3) (6)
	Direct Mail & Advertising – 9.26%
372,420	Access Plans Inc. (2) (3)	2,209,925	968,292

1,113,793	Non-Operating Establishments – 12.24%
	Integrated Security Systems, Inc. (2) (3) (10)	9,056,721	1,280,862

	Semiconductor & Related Devices – 3.10%
115,772	Plures Technologies, Inc., (Formerly CMSF Corp.) (2) (3) (4)	5,723,348	323,954
	Total Affiliated Common Equities	$16,989,994	$2,573,108

	MISCELLANEOUS SECURITIES – 0.06% (2) (3) (6)
	Direct Mail & Advertising – 0.06%
2,234	Access Plans Inc., options to buy (2) (3) (8)	0	3,910
1,492	Access Plans Inc., options to buy (2) (3) (9)	0	2,492
	Total Affiliated Miscellaneous Securities	$0	$6,402

	TOTAL AFFILIATED INVESTMENTS	17,564,994	3,477,755
	TOTAL UNAFFILIATED INVESTMENTS	11,955,870	6,693,667
	TOTAL INVESTMENTS	$29,520,864	$10,171,422
	OTHER ASSETS AND LIABILITIES	0	288,517
	TOTAL NET ASSETS	$29,520,864	$10,459,939

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2011 (unaudited)

INFORMATION REGARDING AFFILIATED/RESTRICTED SECURITIES (2)(3)(6)

					% of
Affiliated / Restricted Security(2) (3)	Date(s) Acquired	Cost 6/30/11	Cost 9/30/11	Value (12) 9/30/11	Net Assets
Access Plans Inc. (2) (3)	8/31/01-
Common Equity	3/25/11	$2,209,925	$2,209,925	$ 968,292	9.26%
Access Plans Inc. (2) (3) (8) (9)
Options to buy @ $0.85	4/1/09	0	0	3,910	0.04
Options to buy @ $0.93	8/2/10	0	0	2,492	0.02
Total Affiliated /Restricted Securities		$2,209,925	$2,209,925	$ 974,694	9.32%

INFORMATION REGARDING CONTROLLED AFFILIATED/RESTRICTED SECURITIES (10)

Controlled Affiliated / Restricted Security (2)(3)(10)	Date(s) Acquired	Cost 6/30/11	Cost 9/30/11	Value (12) 9/30/11	% of Net Assets
Plures Technologies, Inc. (formerly CMSF Corp. ) (2) (3) (4) Preferred A Equity	5/23/11	$500,000	$500,000	$ 897,167	8.58%
Plures Technologies, Inc., (formerly CMSF Corp.) (2) (3) (4)	9/23/94 -
Common Equity	5/17/11	5,723,348	5,723,348	323,954	3.10
Integrated Security Systems, Inc. (2)(3)(10)
Preferred D Equity	10/13/99	75,000	75,000	1,078	0.01
Integrated Security Systems, Inc. (2) (3) (10)	12/31/96 -
Common Equity	12/31/10	9,056,721	9,056,721	1,280,862	12.24

Total Controlled Affiliated/Restricted Securities		$15,355,069	$15,355,069	$ 2,503,061	23.93%
Total Affiliated/Restricted and Controlled Affiliated/Restricted Securities		$17,564,994	$17,564,994	$ 3,477,755	33.25%

(1)	Securities in a privately owned company.
(2)
“Affiliated” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.  Restricted Securities are exempt from registration under Rule 144 of the Securities Act of 1933.

(3)	Non-Income-Producing.
(4)
The Fund tendered a promissory note for 250,000 shares of Plures Technologies Inc. in the three months ended September 30, 2011.  On September 27, 2011 there was a 1:400 reverse split.  Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2011 the aggregate value of the restricted common securities was $323,954 representing 11.68% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  At September 30, 2011, the value of the restricted preferred securities was $897,167 representing 8.58% of net assets. The restricted securities have discounts of 17.2%.  The Fund owns 385 shares of Plures Technologies Inc. which are not restricted but, these securities would have to be sold under Rule 144.  At September 30, 2011 the aggregate value of the unrestricted securities was $1,077 representing 0.01% of net assets.

(5)	These securities or a portion of these securities are pledged as collateral against the due-to-broker balance (margin loan).
(6)	Percentage is calculated as a percentage of net assets.
(7)	These warrants represent the ability to purchase 166,667 shares of common stock of AuraSound, Inc. at $0.50 per share. These warrants expire on 6/7/2014.
(8)
These options represent the ability to purchase 2,234 shares of common stock of Access Plans Inc. at $0.85 per share.  These options were issued as compensation to Russell Cleveland for service as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options will expire 3 months after he ceases to be on the Board of Directors.

(9)
These options represent the ability to purchase 1,492 shares of common stock of Access Plans, Inc. at $0.93 per share.  These options were issued as compensation for the services to Russell Cleveland as a Director of Access Plans Inc.  Mr. Cleveland disclaims any beneficial ownership.  These options expire 8/2/2015.

(10)	“Controlled” generally means the Fund (and/or affiliated funds) owns 25% or more of the issuer’s shares.
(11)	Security is in default.
(12)	See Fair value measurements

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2011 (unaudited)

Fair Value Measurements
Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by the RENN Capital Group, Inc., subject to the approval of the Fund’s Board of Directors.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

•	Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation.

•
Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

•
The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

•
Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

•
The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

•
Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2011 (unaudited)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

Convertible Bonds	$0	$0	$724,500	$724,500
Convertible Preferred Equities	0	851,079	897,167	1,748,246
Common stock	6,802,279	349,374	323,954	7,475,607
Miscellaneous Securities	0	223,069	0	223,069
Total Investments	$6,802,279	$1,423,522	$1,945,621	$10,171,422

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning Balance – June 30, 2011	$1,901,471
Moved from Level 3 to Level 1	(1,580,863)
Changes in unrealized gain or loss	1,625,013
Ending Balance - September 30, 2011	$1,945,621

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year.  The transfers into Level 3 and out of Level 3 identified above were due to changes in the observability of the inputs used by the Fund to estimate the fair value of certain securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2011 (unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 16, 2011

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	November 16, 2011